Related Party Transactions - Summary of Key Management Personnel Compensation Including Directors (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Post-employment paid	$ 0	$ 0
Termination benefits paid	0	0
Other long-term benefits paid	$ 0	$ 0